LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2024	2025
	RMB	RMB
Equity investment – equity method	—	2,452
Available-for-sale debt securities	114,432	101,874
Total	114,432	104,326

Schedule of available for sale debt securities

	As of December 31,
	2024			2025
	RMB			RMB
		Net			Net
		cumulative			cumulative
	Initial	fair value	Carrying		fair value	Carrying
	cost	adjustments	value	Initial cost	adjustments	value
Available-for-sale debt securities
Shanghai Jiayang Information System Co., Ltd(1)	55,000	6,426	61,426	55,000	8,647	63,647
Guangzhou Tale Base Technology Co., Ltd(2)	31,400	(1,636)	29,764	31,400	(8,999)	22,401
Beijing Lingdai(3)	31,980	(13,999)	17,981	31,980	(16,154)	15,826
Others(4)	20,376	(15,115)	5,261	20,376	(20,376)	—
Total	138,756	(24,324)	114,432	138,756	(36,882)	101,874
(1)	On September 28, 2021, Radnova Intelligence entered into a share purchase agreement and a share transfer agreement to acquire 10% equity interest of Shanghai Jiayang Information System Co., Ltd (“Shanghai Jiayang”), which is principally engaged in human resource management software, at a cash consideration of RMB 55,000 (“Jiayang Investment”), and the investment is legally settled on October 13, 2021. The Group recognized an unrealized gain of RMB 5,941, an unrealized loss of RMB 1,645 and an unrealized gain of RMB 2,221 in accumulated other comprehensive income for the years ended December 31, 2023, 2024 and 2025, respectively. Dividend of nil, RMB 500 and nil were declared and paid by Shanghai Jiayang during the years ended December 31, 2023, 2024 and 2025, respectively.
(2)	Radnova Intelligence entered into a share purchase agreement and a share transfer agreement to acquire 10.02% equity interest of Guangzhou Tale Base Technology Co., Ltd (“Tale Base”), which is principally engaged in human resource management software, at a cash consideration of RMB 31,400 (“Tale Base Investment”), and the investment was legally closed on February 28, 2022. The Group recognized an unrealized gain of RMB 1,047 in accumulated other comprehensive income for the year ended December 31, 2023, and the Group recognized an impairment loss of RMB 1,636 and RMB 7,363 for the difference between the fair value and amortized cost basis for the years ended December 31, 2024 and 2025 as the Group has the intent to sell the impaired securities before recovery of its amortized cost basis.
(3)	On July 1, 2021, Radnova Intelligence entered into a share purchase agreement and a share transfer agreement to acquire 19% equity interest of Beijing Lingdai, which is principally engaged in online and offline training in finance, at a cash consideration of RMB 31,980 (“Lingdai Investment”). The Group recognized an impairment loss of RMB 3,365, RMB 7,492 and RMB 2,155 in available‑for‑sale debt securities for the decline in fair value compared to amortized cost basis for the years ended December 31, 2023, 2024 and 2025, respectively, as the Group has the intent to sell the impaired securities before recovery of its amortized cost basis.
(4)	The Group assesses the unrealized losses of the other investments and determines that the Group has the intent to sell the impaired securities before recovery of its amortized cost basis. Thus, the Group recognized an impairment loss of RMB 9,779, RMB 5,336 and RMB 5,261 in available‑for‑sale debt securities as the decline in fair value for the years ended December 31, 2023, 2024 and 2025, respectively.